Offsets	Oct. 22, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Volato Group, Inc.
Form or Filing Type	S-1
File Number	333-278913
Initial Filing Date	Apr. 24, 2024
Fee Offset Claimed	$ 2,301.28
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 0
Offset Note	A filing fee of $3,690.00 was previously paid in connection with the registration statement on Form S-1 (No. 333-278913) filed by the registrant on April 24, 2024. The registrant withdrew the registration statement on Form S-1 (No. 333-278913) by filing a Form RW on December 9, 2024. As the registration statement was not declared effective, no securities were sold thereunder. In accordance with Rule 457(p) of the Securities Act, such previously paid filing fee was used to offset the filing fee of $2,918.73 that was due in connection with a registration statement on Form S-3 (File No. 333-284241) filed by the registrant on January 13, 2025. However, the registrant withdrew the registration statement on Form S-3 (File No. 333-284241) by filing a Form RW on March 17, 2025. As the registration statement was not declared effective, no securities were sold thereunder. Accordingly, the full $3,690.00 filing fee previously paid in connection with the registration statement on Form S-1 (No. 333-278913) remained available to be used. In connection with the registration statement on Form S-1 filed by the Company on May 7, 2025 (File No. 333-287015), the Company used $1,388.72 of the $3,690.00 fee previously paid to offset the filing fee that was then due. As a result, $2,301.28 remains available to be used and, in accordance with Rule 457(p) of the Securities Act, such previously paid filing fee will offset the filing fee of $5,609.91 currently due pursuant to this registration statement.
Termination / Withdrawal Statement	The registrant withdrew the registration statement on Form S-1 (No. 333-278913) by filing a Form RW on December 9, 2024.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Volato Group, Inc.
Form or Filing Type	S-1
File Number	333-278913
Filing Date	Apr. 24, 2024
Fee Paid with Fee Offset Source	$ 3,690.00
Termination / Withdrawal Statement	The registrant withdrew the registration statement on Form S-1 (No. 333-278913) by filing a Form RW on December 9, 2024.